Convertible Notes Payable (Details 1)	Mar. 31, 2015 USD ($)
Long-term Convertible Debt Maturities:
2015	$ 5,695,142
2016	335,200
2018	70,000
2019	$ 108,500
2020
thereafter
Total long-term convertible debt, including current maturities	$ 6,208,842